Significant Accounting Policies Other Details (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Cash equivalents		$ 342,000,000	$ 424,000,000
Customer returns		2,036,000,000	1,965,000,000	1,900,000,000
Advertising expense		89,000,000	91,000,000	81,000,000
Impairment of intangible assets, finite-lived	47,000,000
Notional amount of interest rate derivative instruments not designated as hedging instruments					$ 3,100,000,000
Software Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years